CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (UNAUDITED) - 6 months ended Jun. 30, 2021 - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2020	52,788,093	52,788,093
Beginning balance at Dec. 31, 2020	$ 1,850,236	$ 4,580	$ 617,104	$ 1,134	$ (35,477)	$ 1,262,895
Comprehensive income:
Net income	170,987					170,987
Currency translation adjustment	(8,909)				(8,909)
Currency impact of long term funding (net of tax)	(239)				(239)
Amortization of interest rate hedge	113				113
Write off of loss on interest rate hedge	778				778
Total comprehensive income	162,730				(8,257)	170,987
Exercise of share options (in shares)		4,020
Exercise of share options	170		170
Issue of restricted share units (in shares)		165,950
Issue of restricted share units	12	$ 12
Non-cash stock compensation expense	14,805		14,805
Share issuance costs	$ (10)		(10)
Ending balance (in shares) at Jun. 30, 2021	52,958,063	52,958,063
Ending balance at Jun. 30, 2021	$ 2,027,943	$ 4,592	$ 632,069	$ 1,134	$ (43,734)	$ 1,433,882